Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Operating Lease Agreements

During 2013, the Company entered into a two-year service agreement with Equinix Operating Co., Inc. (“Equinix”) whereby Equinix agreed to provide certain products and services to the Company from January 2013 to January 2015. Pursuant to the service agreement, the Company agreed to pay monthly recurring fees in the amount of $8,450 and certain nonrecurring fees in the amount of $9,700. The agreement automatically renews for additional twelve month terms unless earlier terminated by either party. Hosting expense under this lease for the year ended December 31, 2015 was $179,700, as compared to $177,110 for the year ended December 31, 2014. On November 2, 2015, the Company gave 90-days’ notice to Equinix to terminate the operating lease agreement. The lease subsequently ended on January 31, 2016.

On February 4, 2015, the Company entered into a lease for office space located at 320 W 37th Street, 13th Floor, New York, NY 10018 and paid a security deposit in the amount of $200,659. The term of the lease runs until March 4, 2022. The Company’s monthly office rent payments under the lease are currently approximately $26,000 per month and escalate on an annual basis for each year of the term of the lease thereafter. The Company accounts for rent expense using the straight line method of accounting, deferring the difference between actual rent due and the straight line amount. Rent expense under this lease for the year ended December 31, 2015 was $275,171.

On December 31, 2015, future minimum payments under non-cancelable operating leases were as follows:

Year	Amount
2016	308,513
2017	317,768
2018	343,311
2019	356,813
2020	367,517
Thereafter	441,941
Total	$2,135,863

Capital Lease Agreements

In October 2014, two HP lease agreements were canceled due to price negotiations and we entered into two new three-year lease agreements with HP for equipment and certain financed items. In December 2014, we cancelled our remaining operating lease agreements and entered into two additional three-year capital lease agreements with notes. The Company recognized these leases on its Consolidated Balance Sheets under capitalized lease obligations. Amortization for equipment under capital leases was $72,868 for the year ended December 31, 2015, as compared to $7,779 for the year ended December 31, 2014. Rent payments for equipment under capital leases were $90,936 for the year ended December 31, 2015, as compared to $7,578 for the year ended December 31, 2014.

On December 31, 2015, future minimum payments under non-cancelable capital leases were as follows:

Year	Amount
2016	90,936
2017	81,228
Total	$172,164